T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
May 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 112.2%
U.S. Government Agency
Obligations
78.2%
Federal Home Loan Mortgage
2.50%, 4/1/30  87 91
3.00%, 4/1/22 - 2/1/47  1,135 1,208
3.50%, 12/1/41 - 6/1/43  695 752
4.00%, 8/1/40 - 12/1/41  518 565
4.50%, 9/1/23 - 5/1/42  352 393
5.00%, 11/1/33 - 12/1/40  174 198
5.50%, 6/1/22 - 10/1/38  103 119
6.00%, 8/1/21 - 10/1/39  48 55
6.50%, 9/1/34 - 9/1/39  56 66
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 1.921%,
4/1/37  2 2
12M USD LIBOR + 1.735%, 2.11%,
2/1/37  1 1
12M USD LIBOR + 1.75%, 2.392%,
6/1/37  3 3
12M USD LIBOR + 1.839%, 2.214%,
1/1/37  1 1
12M USD LIBOR + 1.929%, 2.315%,
12/1/36  1 1
12M USD LIBOR + 2.03%, 2.449%,
11/1/36  1 1
12M USD LIBOR + 2.62%, 2.566%,
2/1/37  2 2
1Y CMT + 2.16%, 2.479%, 8/1/23  — —
1Y CMT + 2.25%, 2.37%, 1/1/36  1 1
1Y CMT + 2.25%, 2.567%, 10/1/36  1 1
1Y CMT + 2.347%, 2.472%, 11/1/34  10 10
Federal Home Loan Mortgage, CMO,
6.00%, 3/15/32  26 30
Federal Home Loan Mortgage, CMO,
IO
3.00%, 12/15/32  336 21
4.50%, 5/25/50  582 96
Federal Home Loan Mortgage, UMBS
2.00%, 1/1/36  1,825 1,888
3.00%, 5/1/31 - 6/1/50  3,153 3,322
3.50%, 5/1/31 - 3/1/48  1,035 1,121
4.00%, 1/1/50 - 2/1/50  1,300 1,390
4.50%, 5/1/50  202 219
5.00%, 12/1/41  195 217
Federal National Mortgage Assn.
2.50%, 4/1/51  1,632 1,692
3.50%, 6/1/42 - 5/1/46  1,667 1,811
4.00%, 11/1/40  480 524
Federal National Mortgage Assn.,
ARM
12M USD LIBOR + 1.34%, 1.715%,
12/1/35  1 1
12M USD LIBOR + 1.70%, 2.20%,
11/1/37  4 5
12M USD LIBOR + 1.873%, 2.639%,
8/1/36  2 2
Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn.,
CMO, 4.00%, 6/25/44  68 69
Federal National Mortgage Assn.,
UMBS
2.00%, 5/1/36  1,225 1,269
2.50%, 8/1/31 - 12/1/50  6,134 6,368
3.00%, 2/1/30 - 7/1/50  16,519 17,545
3.50%, 11/1/25 - 7/1/50  8,972 9,589
4.00%, 12/1/30 - 12/1/49  6,693 7,280
4.50%, 4/1/25 - 5/1/50  4,177 4,611
5.00%, 10/1/21 - 2/1/49  1,436 1,630
5.50%, 11/1/23 - 5/1/44  542 629
6.00%, 8/1/22 - 10/1/40  444 523
6.50%, 2/1/32 - 10/1/39  88 103
UMBS, TBA
1.50%, 7/1/36 (1) 669 676
2.00%, 7/1/36 - 7/1/51 (1) 12,930 13,070
2.50%, 7/1/36 - 7/1/51 (1) 8,866 9,177
3.00%, 6/1/51 - 7/1/51 (1) 4,480 4,679
3.50%, 7/1/51 (1) 106 112
4.00%, 6/1/51 - 7/1/51 (1) 1,844 1,970
4.50%, 6/1/51 - 7/1/51 (1) 2,118 2,286
5.00%, 7/1/51 (1) 61 67
97,462
U.S. Government Obligations
34.0%
Government National Mortgage Assn.
2.50%, 5/20/51  770 798
3.00%, 9/15/42 - 4/20/51  6,733 7,074
3.50%, 9/15/41 - 2/20/50  6,011 6,425
4.00%, 2/20/40 - 1/20/48  1,597 1,726
4.50%, 6/15/39 - 9/20/48  1,485 1,631
5.00%, 1/20/33 - 11/20/48  2,067 2,299
5.50%, 2/20/33 - 3/20/49  1,330 1,491
6.00%, 9/20/34 - 9/20/38  140 162
Government National Mortgage Assn.,
ARM, 1Y CMT + 1.50%, 2.875%,
5/20/34  16 16
Government National Mortgage Assn.,
CMO
3.00%, 11/20/47 - 12/20/47  43 44
3.50%, 5/20/49  282 300
4.00%, 7/20/40  32 35
Government National Mortgage Assn.,
CMO, IO
3.50%, 4/20/39 - 5/20/43  287 19
4.00%, 5/20/37 - 2/20/43  87 6
4.50%, 12/20/39  2 —
5.00%, 6/20/39  15 —
Government National Mortgage Assn.,
TBA
2.00%, 6/20/51 (1) 4,625 4,703
2.50%, 6/20/51 - 7/20/51 (1) 8,675 8,981
3.00%, 7/20/51 (1) 2,259 2,356
3.50%, 6/20/51 (1) 2,450 2,573
4.00%, 6/20/51 - 7/20/51 (1) 1,626 1,725

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
4.50%, 7/20/51 (1) 65 70
42,434
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$137,681) 139,896
Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 28.1%
Money Market Funds 28.1%
T. Rowe Price Government Reserve
Fund, 0.02% (2)(3) 35,101 35,101
Total Short-Term Investments (Cost
$35,101) 35,101
Total Investments in Securities 140.3%
(Cost $172,782) $ 174,997
Other Assets Less Liabilities (40.3)% (50,235)
Net Assets 100.0% $ 124,762
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $52,445 and represents 42.0%
of net assets.
(2) Seven-day yield
(3) Affiliated Companies
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
IO Interest-only security for which the fund receives interest on notional principal
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

Par $ Value
(Amounts in 000s)
TBA SALES COMMITMENTS (3.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES (3.3)%
U.S. Government Agency
Obligations
(1.7)%
UMBS, TBA
2.00%, 7/1/51  1,111 (1,120)
3.00%, 7/1/36  321 (338)
Par $ Value
(Amounts in 000s)
3.50%, 7/1/51  641 (677)
(2,135)
U.S. Government Obligations
(1.6)%
Government National Mortgage Assn.,
TBA
2.00%, 7/20/51  663 (673)
3.00%, 7/20/51  324 (338)
3.50%, 7/20/51  322 (338)
4.00%, 7/20/51  316 (336)
4.50%, 7/20/51  313 (335)
(2,020)
Total TBA Sales Commitments
(Proceeds $(4,151)) (4,155)

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended May 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.02% $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
02/28/21
Purchase
Cost
Sales
Cost
Value
05/31/21
T. Rowe Price Government Reserve Fund, 0.02% $ 34,247  ¤  ¤ $ 35,101^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $3 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $35,101.

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Mortgage-Backed Securities Multi-Sector Account Portfolio (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length

T. ROWE PRICE Mortgage-Backed Securities Multi-Sector Account Portfolio

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
U.S. Government & Agency Mortgage-Backed Securities $ — $ 139,896 $ — $ 139,896
Short-Term Investments 35,101 — — 35,101
Total $ 35,101 $ 139,896 $ — $ 174,997
Liabilities
TBA Sales Commitments $ — $ 4,155 $ — $ 4,155